Schedule of Investments
September 30, 2022 (unaudited)
Mercator International Opportunity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 95.67%

Building Materials - 1.97%
Compagnie de Saint-Gobain (France) (2)	10,000	370,500

Consumer Discretionary Products - 9.96%
Aston Martin Lagonda Global Holdings PLC ADR (United Kingdom) (2)	240,000	319,705
Subaru Corp. (Japan)	30,000	448,569
Suzuki Motor Corp. (Japan)	7,000	216,432
Watches of Switzerland Group PLC (United Kingdom) (2)	120,000	901,594
		1,886,300

Consumer Cyclical: Packaging - 1.81%
DS Smith PLC (United Kingdom) (2)	120,000	343,649

Consumer Discretionary Services - 1.53%
Entain PLC (Isle of Man)	24,000	290,543

Consumer Staple Products - 3.47%
Cresud SACIF y A ADR (Argentina) (2)	120,000	656,400

Healthcare 7.50%
ALK-Abello A/S Class B (Denmark) (2)	31,600	503,270
Amplifon SpA (Italy) (2)	12,000	316,467
Lumibird (France) (2)	20,492	299,340
Mister Spex SE (Germany) (2)	70,000	194,900
Onward Medical N.V. (Netherlands) (2)	20,000	106,000
		1,419,977

Industrial Services - 2.90%
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR (Mexico) (2)	2,800	549,276

Materials - 3.08%
Nutrien Ltd. (Canada)	7,000	583,660

Media - 10.63%
Adevinta ASA Class B (Norway) (2)	40,181	239,838
CyberAgent, Inc. (Japan)	15,000	126,063
Frontier Developments PLC (United Kingdom) (2)	24,000	357,962
Future PLC (United Kingdom) (2)	40,120	590,343
Stroeer SE & Co. KGaA (Germany) (2)	5,000	189,802
Uuum, Inc. (Japan) (2)	40,000	247,296
Z Holdings Corp. (Japan) (2)	100,000	262,338
		2,013,642

Medical Instruments & Supplies - 1.11%
Olympus Corp. (Japan) (2)	11,000	210,888

Retail & Wholesale -Discretionary - 20.76%
ASOS PLC (United Kingdom) (2)	25,660	162,757
Boozt AB (Sweden) (2)	40,000	208,404
Farfetch Ltd. Class A (United Kingdom) (2)	25,000	186,250
Fnac Darty SA (France) (2)	9,000	250,585
Hugo Boss AG (Germany) (2)	8,000	376,936
MercadoLibre, Inc. (Argentina) (2)	1,440	1,192,003
MonotaRO Co. Ltd. (Japan)	26,100	400,160
Musti Group Oyj (Finland)	20,000	349,407
Pets at Home Group PLC (United Kingdom)	100,000	294,289
Rakuten, Inc. (Japan) (2)	59,000	252,809
Zalando SE (Germany) (2)	13,000	257,830
		3,931,430

Retail & Wholesale - Staples - 1.11%
Ocado Group PLC (United Kingdom) (2)	40,000	210,684

Software & Technology Services - 20.54%
Accesso Technology Group PLC (United Kingdom) (2)	80,000	483,347
Adyen NV (Netherlands) (2)	220	280,777
BlackBerry Ltd. (Canada) (2)	50,000	235,000
Boku, Inc. (United Kingdom) (2)	312,000	387,792
Comture Corp. (Japan)	20,000	315,330
Kahoot! ASA (Norway) (2)	200,000	376,503
Learning Technologies Group PLC (United Kingdom)	240,000	280,644
Materialise NV ADR (Belgium) (2)	43,000	460,530
RaySearch Laboratories AB Class B (Sweden) (2)	64,000	274,602
Vitec Software Group AB Class B (Sweden)	12,000	356,522
ZOO Digital Group PLC (United Kingdom) (2)	300,000	438,089
		3,889,136

Technology Hardware & Semiconductors - 9.29%
ASML Holding NV ADR (Netherlands)	700	290,745
Jeol Ltd. (Japan)	10,000	328,095
Lasertec Corp. (Japan)	3,000	304,187
Nidec Corp. (Japan)	3,240	181,754
Nordic Semiconductor ASA (Norway) (2)	32,900	439,586
Tobii AB (Sweden) (2)	120,000	214,064
		1,758,431

Total Common Stocks	(Cost $ 27,205,340)	18,114,516

Money Market Registered Investment Companies - 2.17%

First American Government Obligations Fund Class X 2.78% (3)	410,153	410,153

Total Money Market Registered Investment Companies	(Cost $ 410,153)	410,153

Total Investments - 97.84%	(Cost $ 27,615,493)	18,524,669

Other Assets Less Liabilities (2.16%)		409,881

Total Net Assets - 100.00%		18,934,550

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$18,524,669	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$18,524,669	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

As of September 30, 2022, the breakout of the Fund's portfolio by country of issuer was as follows:
Country		% of Net Assets
Argentina		10.20%
Australia		0.00%
Belgium		2.54%
Canada		4.52%
Denmark		2.78%
Finland		1.93%
France		5.08%
Germany		5.63%
Ireland		0.00%
Isle of Man		1.60%
Israel		0.00%
Italy		1.75%
Japan		18.18%
Luxembourg		0.00%
Mexico		3.03%
Netherlands		3.74%
Norway		5.83%
Sweden		5.82%
Switzerland		0.00%
Taiwan		0.00%
United Kingdom		24.20%
United States		3.17%
		100.00%

(2) Represents non-income producing securities.
(3) Variable rate security; the rate shown represents the yield at September 30, 2022.
ADR - American Depositary Receipt.
PLC - Public Limited Company
SE - Societas Europaea, Latin term means European Company.
SA - Société Anonyme, a French term for a public limited company.
AB - Aktiebolag, the Swedish term for "limited company" or "corporation".
AG - Aktiengesellschaft, a German term for a public limited company.
SpA - Società per azioni, an Italian term for a public limited company.
KGaA - Kommanditgesellschaft auf Aktien, a German corporate designation standing for partnership limited by shares.
ASA - Allmennaksjeselskap, a Norwegian term for public limited company.
NV - Naamloze Vennootschap, a Dutch term for public limited company.